January 31, 2019

Advantage Funds, Inc.

Dreyfus Opportunistic Midcap Value Fund

Supplement to Current Summary Prospectus and Prospectus

Effective March 29, 2019, the following information supersedes and replaces the information contained in the second paragraph of "Portfolio Management" in the summary prospectus and "Fund Summary – Portfolio Management" in the prospectus:

The fund is managed by a team of portfolio managers employed by Dreyfus and Mellon Investments Corporation (Mellon), an affiliate of Dreyfus.  The team consists of James Boyd, Brian Duncan and Dale Dutile.  Messrs. Boyd and Dutile are each managing directors, equity research analysts and portfolio managers at Mellon.  Messrs. Boyd and Dutile have been portfolio managers of the fund since December 2008.  Mr. Duncan is a director at Mellon and has been a portfolio manager of the fund since November 2017.

Effective March 29, 2019, the following information supersedes and replaces the third paragraph in "Fund Details – Management" in the prospectus:

The fund is managed by a team of portfolio managers employed by Dreyfus and Mellon.  The team consists of James Boyd, Brian Duncan and Dale Dutile.    Messrs. Boyd and Dutile are each managing directors, equity research analysts and portfolio managers at Mellon.  Messrs. Boyd and Dutile have been employed by Mellon or a predecessor company since 2005 and 2006, respectively.  Messrs. Boyd and Dutile have been portfolio managers of the fund since December 2008.  Mr. Duncan is a director at Mellon.  Mr. Duncan has been employed by Mellon or a predecessor company since 2005.  Mr. Duncan has been a portfolio manager of the fund since November 2017.  Messrs. Boyd, Dutile and Duncan also have been employed by Dreyfus since December 2008, December 2008 and December 2014, respectively, and manage the fund in their capacity as employees of Dreyfus.

0258STK0119

January 31, 2019

Advantage Funds, Inc.

Dreyfus Opportunistic Small Cap Fund

Supplement to Current Summary Prospectus and Prospectus

Effective March 29, 2019, the following information supersedes and replaces the information contained in the second paragraph of "Portfolio Management" in the summary prospectus and "Fund Summary – Portfolio Management" in the prospectus:

The fund is managed by a team of portfolio managers employed by Dreyfus and Mellon Investments Corporation (Mellon), an affiliate of Dreyfus. The team consists of James Boyd, Brian Duncan and Dale Dutile. Messrs. Boyd and Dutile are each managing directors, equity research analysts and portfolio managers at Mellon. Messrs. Boyd and Dutile have been portfolio managers of the fund since December 2008. Mr. Duncan is a director at Mellon and has been a portfolio manager of the fund since November 2017.

Effective, March 29, 2019, the following information supersedes and replaces the third paragraph in "Fund Details – Management" in the prospectus:

The fund is managed by a team of portfolio managers employed by Dreyfus and Mellon.  The team consists of James Boyd, Brian Duncan and Dale Dutile.  Messrs. Boyd and Dutile are each managing directors, equity research analysts and portfolio managers at Mellon.  Messrs. Boyd and Dutile have been employed by Mellon or a predecessor company since 2005 and 2006, respectively.  Messrs. Boyd and Dutile have been portfolio managers of the fund since December 2008.  Mr. Duncan is a director at Mellon.  He has been employed by Mellon or a predecessor company since 2005.  Mr. Duncan has been a portfolio manager of the fund since November 2017.  Messrs. Boyd, Dutile and Duncan also have been employed by Dreyfus since December 2008, December 2008 and December 2014, respectively, and manage the fund in their capacity as employees of Dreyfus.

0253STK0119